Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt [Abstract]
Navios Containers credit facilities
Navios Containers credit facilities	December 31, 2018	December 31, 2017
ABN AMRO Bank N.V. $40 million facility	$ —	$32,500
ABN AMRO Bank N.V. $71 million facility	—	70,160
ABN AMRO Bank N.V. $50 million facility	50,000	—
BNP Paribas $24 million facility	29,464	18,000
BNP Paribas $25 million facility	23,611	—
HSH $36 million facility	32,000	—

Total loans	$135,075	$120,660
Financial liability	87,530	—
Total borrowings	$222,605	$120,660

Total borrowings
Total borrowings	December 31, 2018	December 31, 2017
Total borrowings	$222,605	$120,660
Less: current portion of long-term debt	(27,626)	(42,499)
Less: current portion financial liability	(7,665)	—
Less: Deferred financing costs	(3,644)	(1,627)

Total long-term borrowings, net	$183,670	$76,534

Maturity table
Payment due by 12 month period ending	Amount in thousands of U.S. dollars
December 31, 2019	$36,431
December 31, 2020	29,258
December 31, 2021	28,066
December 31, 2022	59,049
December 31, 2023	69,801

Total	$222,605